Note 46 - Related-Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions Abstract
Disclosure of Related Party Transactions

Related-party transactions

As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. All of these transactions are not material and are carried out under normal market conditions. As of June 30, 2018, the following are the transactions with related parties:

Transactions with significant shareholders

As of June 30, 2018 and December 31, 2017, there were no shareholders considered significant.

Transactions with BBVA Group entities

The balances of the main aggregates in the accompanying consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with Entities of the Group (Millions of euros)
	June 2018	December 2017
Assets:
Loans and advances to credit institutions	67	91
Loans and advances to customers	578	510
Liabilities:
Deposits from credit institutions	1	5
Customer deposits	334	428
Memorandum accounts:
Financial guarantees given	1,386	1,254
Contingent commitments	104	114

The balances of the main aggregates in the accompanying consolidated income statements resulting from transactions with associates and joint venture entities that are accounted for under the equity method are as follows:

Balances of Income Statement arising from transactions with Entities of the Group (Millions of euros)
	June 2018	June 2017
Income statement:
Financial incomes	11	12
Financial costs	1	-
Fee and Commission Income	2	2
Fee and Commission Expenses	26	27

There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2 of 2017 consolidated financial statements) and from the insurance policies to cover pension or similar (see Note 25 of 2017 consolidated financial statements) commitments and the futures transactions arranged by BBVA Group with these entities, associates and joint ventures.

In addition, as part of its normal activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the accompanying consolidated financial statements.

Transactions with members of the Board of Directors and Senior Management

The information on the remuneration of the members of the BBVA Board of Directors and Senior Management is included in Note 47.

As of June 30, 2018 and December 31, 2017, there were no loans granted by the Group’s entities to the members of the Board of Directors. The amount availed against the loans by the Group’s entities to the members of Senior Management on those same dates (excluding the executive directors) amounted to €4,185 and €4,049 thousand, respectively.

As of June 30, 2018 and December 31, 2017, there were no loans granted to parties related to the members of the Board of Directors. As of June 30, 2018 and December 31, 2017 the amount availed against the loans to parties related to members of the Senior Management amounted to €54 and €85 thousand, respectively.

As of June 30, 2018, and December 31, 2017 no guarantees had been granted to any member of the Board of Directors.

As of June 30, 2018 and December 31, 2017, the amount availed against guarantees arranged with members of the Senior Management totaled €28 thousand, respectively.

As of June 30, 2018 and December 31, 2017, the amount availed against commercial loans and guarantees arranged with parties related to the members of the Bank´s Board of Directors and the Senior Management totaled €8 thousand respectively.

Transactions with other related parties

As of June 30, 2018 and in 2017, the Group did not conduct any transactions with other related parties that are not in the ordinary course of its business, which were not carried out at arm's-length market conditions and of marginal relevance; whose information is not necessary to give a true picture of the BBVA Group’s consolidated net equity, net earnings and financial situation.